FT Vest U.S. Equity Buffer & Digital Return ETF - October Expense Example, No Redemption - FT Vest U.S. Equity Buffer & Digital Return ETF - October - FT Vest U.S. Equity Buffer & Digital Return ETF - October
May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	$ 1,049